Summary - Invesco Capital Development Fund, Class A, B, C, R, Y and Investor | Invesco Capital Development Fund
Fund Summary - Invesco Capital Development Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Capital Development Fund	Class A, Invesco Capital Development Fund	Class B, Invesco Capital Development Fund	Class C, Invesco Capital Development Fund	Class R, Invesco Capital Development Fund	Class Y, Invesco Capital Development Fund	Investor Class, Invesco Capital Development Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Capital Development Fund	Class A, Invesco Capital Development Fund	Class B, Invesco Capital Development Fund	Class C, Invesco Capital Development Fund	Class R, Invesco Capital Development Fund	Class Y, Invesco Capital Development Fund	Investor Class, Invesco Capital Development Fund
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.28%	2.03%	2.03%	1.53%	1.03%	1.28%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Capital Development Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Capital Development Fund	Class A	673	934	1,214	2,010
Class B, Invesco Capital Development Fund	Class B	706	937	1,293	2,166
Class C, Invesco Capital Development Fund	Class C	306	637	1,093	2,358
Class R, Invesco Capital Development Fund	Class R	156	483	834	1,824
Class Y, Invesco Capital Development Fund	Class Y	105	328	569	1,259
Investor Class, Invesco Capital Development Fund	Investor Class	130	406	702	1,545

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Capital Development Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Capital Development Fund	Class A	673	934	1,214	2,010
Class B, Invesco Capital Development Fund	Class B	206	637	1,093	2,166
Class C, Invesco Capital Development Fund	Class C	206	637	1,093	2,358
Class R, Invesco Capital Development Fund	Class R	156	483	834	1,824
Class Y, Invesco Capital Development Fund	Class Y	105	328	569	1,259
Investor Class, Invesco Capital Development Fund	Investor Class	130	406	702	1,545

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 25% of its total assets in foreign securities.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended September 30, 2009): 19.67% Worst Quarter (ended December 31, 2008): -28.13%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Capital Development Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco Capital Development Fund	Class A shares: Inception (6/17/1996)		Return Before Taxes		(12.51%)	(2.85%)	3.03%	Jun. 17, 1996
Return Before Taxes Class B, Invesco Capital Development Fund	Class B shares: Inception (10/1/1996)				(12.72%)	(2.84%)	3.03%	Oct. 01, 1996
Return Before Taxes Class C, Invesco Capital Development Fund	Class C shares: Inception (8/4/1997)				(9.06%)	(2.49%)	2.87%	Aug. 04, 1997
Return Before Taxes Class R, Invesco Capital Development Fund	Class R shares: Inception (6/3/2002)	[1]			(7.68%)	(2.00%)	3.38%	Jun. 03, 2002
Return Before Taxes Class Y, Invesco Capital Development Fund	Class Y shares: Inception (10/3/2008)	[2]			(7.22%)	(1.59%)	3.69%	Oct. 03, 2008
Return Before Taxes Investor Class, Invesco Capital Development Fund	Investor Class shares: Inception (11/30/2004)	[2]			(7.44%)	(1.76%)	3.62%	Nov. 30, 2004
Return After Taxes on Distributions Class A, Invesco Capital Development Fund	Class A shares: Inception (6/17/1996)		Return After Taxes on Distributions		(12.51%)	(3.21%)	2.27%	Jun. 17, 1996
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Capital Development Fund	Class A shares: Inception (6/17/1996)		Return After Taxes on Distributions and Sale of Fund Shares		(8.13%)	(2.42%)	2.52%	Jun. 17, 1996
Summary - Invesco Capital Development Fund, Class A, B, C, R, Y and Investor S&P 500 Index			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Summary - Invesco Capital Development Fund, Class A, B, C, R, Y and Investor Russell Midcap Growth Index			Russell Midcap® Growth Index	(reflects no deductions for fees, expenses or taxes)	(1.65%)	2.44%	5.29%
Summary - Invesco Capital Development Fund, Class A, B, C, R, Y and Investor Lipper Mid-Cap Growth Funds Index			Lipper Mid-Cap Growth Funds Index		(5.30%)	2.89%	4.48%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.